Fair Value Measurement - Schedule of EBP, Investment, Fair Value And NAV (Details) (Parenthetical) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term investment funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Plan Sponsor Redemption Notice Period	15 days	15 days
Equity common/collective trust funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Equity common/collective trust funds [Member] | Maximum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan Sponsor Redemption Notice Period	15 days	15 days
Equity common/collective trust funds [Member] | Minimum [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Plan Sponsor Redemption Notice Period	3 days	3 days
U.S. bond common/collective trust funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Plan Sponsor Redemption Notice Period	15 days	15 days
Non-U.S. bond common/collective trust funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Plan Sponsor Redemption Notice Period	15 days	15 days
Target date common/collective trust funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Participant Redemption Notice Period
Plan Sponsor Redemption Notice Period	3 days	3 days